UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 96.4%
China 2.6%
China Life Insurance Co. Ltd., H	Insurance	59,196,000	$132,396,469
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	55,468,890
China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	35,327,801
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	154,862,700	126,348,576
			349,541,736
Denmark 0.5%
[a] FLSmidth & Co. AS	Construction & Engineering	1,769,880	63,794,967

France 8.1%
AXA SA	Insurance	6,228,571	156,519,522
BNP Paribas SA	Banks	3,826,970	211,950,879
Cie Generale des Etablissements Michelin, B	Auto Components	1,558,399	158,414,826
Credit Agricole SA	Banks	16,001,870	160,721,547
Sanofi	Pharmaceuticals	2,157,097	176,902,670
Technip SA	Energy Equipment & Services	711,935	39,088,737
Total SA, B	Oil, Gas & Consumable Fuels	3,939,244	191,470,536
			1,095,068,717
Germany 5.3%
Deutsche Lufthansa AG	Airlines	15,394,331	215,781,967
Merck KGaA	Pharmaceuticals	1,666,254	166,800,954
Metro AG	Food & Staples Retailing	5,118,650	168,218,997
Siemens AG	Industrial Conglomerates	1,596,669	171,989,344
			722,791,262
India 0.7%
Hero Motocorp Ltd.	Automobiles	2,089,348	96,283,218

Ireland 1.3%
CRH PLC	Construction Materials	5,765,085	174,738,761

Israel 1.6%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	4,243,847	220,128,344

Italy 1.9%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	101,940,952
UniCredit SpA	Banks	46,989,433	150,399,102
			252,340,054
Japan 4.2%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	11,948,500	103,182,024
Nissan Motor Co. Ltd.	Automobiles	16,659,500	169,296,215
SoftBank Group Corp.	Wireless Telecommunication
	Services	3,288,900	185,025,692
[b] Toshiba Corp.	Industrial Conglomerates	46,534,500	115,006,903
			572,510,834
Netherlands 3.8%
Aegon NV	Insurance	28,970,917	148,956,814
Akzo Nobel NV	Chemicals	2,137,090	145,080,420
ING Groep NV, IDR	Banks	11,197,441	139,507,975
[b] QIAGEN NV	Life Sciences Tools & Services	3,422,165	73,390,326
			506,935,535
Portugal 1.1%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	10,971,310	143,833,462

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2016 (unaudited) (continued)

Russia 1.0%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	9,171,571	129,319,151

Singapore 1.7%
DBS Group Holdings Ltd.	Banks	8,010,734	90,178,210
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	51,014,400	143,384,217
			233,562,427
South Korea 6.0%
Hyundai Motor Co.	Automobiles	1,688,779	197,892,152
KB Financial Group Inc.	Banks	4,960,243	142,081,939
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	434,845	471,931,036
			811,905,127
Spain 1.1%
Telefonica SA	Diversified Telecommunication
	Services	14,874,905	155,461,265

Sweden 1.6%
Ericsson, B	Communications Equipment	5,428,650	41,868,037
Getinge AB, B	Health Care Equipment & Supplies	7,932,270	169,354,706
			211,222,743
Switzerland 4.1%
Credit Suisse Group AG	Capital Markets	11,078,675	151,817,641
Glencore PLC	Metals & Mining	86,269,280	163,790,000
Roche Holding AG	Pharmaceuticals	776,328	203,787,076
UBS Group AG	Capital Markets	2,126,490	32,863,353
			552,258,070
Thailand 0.3%
Bangkok Bank PCL	Banks	8,099,000	37,029,824

Turkey 1.0%
[b] Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	14,409,442	132,566,866

United Kingdom 12.4%
BAE Systems PLC	Aerospace & Defense	21,977,279	153,917,759
Barclays PLC	Banks	14,182,260	37,462,676
BP PLC	Oil, Gas & Consumable Fuels	28,592,410	147,928,386
GlaxoSmithKline PLC	Pharmaceuticals	3,833,941	80,230,923
HSBC Holdings PLC	Banks	29,511,340	194,253,493
Kingfisher PLC	Specialty Retail	23,949,234	127,356,999
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	281,878	6,766,175
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	10,415,897	250,474,821
[b] Serco Group PLC	Commercial Services & Supplies	42,875,357	66,314,350
Sky PLC	Media	9,579,867	133,671,776
Standard Chartered PLC	Banks	28,300,956	216,935,945
[b] Tesco PLC	Food & Staples Retailing	63,138,745	150,963,354
Vodafone Group PLC	Wireless Telecommunication
	Services	32,708,391	109,349,696
			1,675,626,353
United States 36.1%
[b] Allergan PLC	Pharmaceuticals	982,259	231,567,559
[b] Alphabet Inc., A	Internet Software & Services	239,370	179,252,225
American International Group Inc.	Insurance	3,477,090	201,253,969
Amgen Inc.	Biotechnology	1,775,060	280,370,727
Apache Corp.	Oil, Gas & Consumable Fuels	2,875,830	164,324,926
Baker Hughes Inc.	Energy Equipment & Services	2,727,884	126,519,260
Capital One Financial Corp.	Consumer Finance	2,556,510	187,238,792
[b] Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	20,878,770	89,569,923
Chevron Corp.	Oil, Gas & Consumable Fuels	1,260,230	127,283,230
Cisco Systems Inc.	Communications Equipment	7,207,250	209,370,612

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2016 (unaudited) (continued)
Citigroup Inc.	Banks	7,126,580	331,884,831
Comcast Corp., Special A	Media	4,016,460	254,241,918
Eli Lilly & Co.	Pharmaceuticals	1,167,010	87,560,760
Gilead Sciences Inc.	Biotechnology	1,401,500	122,014,590
Halliburton Co.	Energy Equipment & Services	5,475,560	230,959,121
Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	6,415,070	118,486,343
HP Inc.	Technology Hardware, Storage &
	Peripherals	6,415,070	85,833,637
JPMorgan Chase & Co.	Banks	3,542,510	231,219,628
Medtronic PLC	Health Care Equipment & Supplies	1,464,510	117,863,765
[b] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,557,940	151,995,197
Microsoft Corp.	Software	5,819,860	308,452,580
Morgan Stanley	Capital Markets	5,769,430	157,909,299
[b,c] Navistar International Corp.	Machinery	5,754,190	64,734,638
Oracle Corp.	Software	6,194,210	249,007,242
SunTrust Banks Inc.	Banks	4,098,280	179,586,630
Twenty-First Century Fox Inc., A	Media	5,686,150	164,216,012
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	222,091,941
			4,874,809,355
Total Common Stocks (Cost $12,360,628,009)			13,011,728,071
Preferred Stocks (Cost $137,321,337) 0.4%
Brazil 0.4%
[b] Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	13,121,456	57,865,621

Total Investments before Short Term Investments (Cost $12,497,949,346)			13,069,593,692
		Principal Amount

Short Term Investments 3.2%
Time Deposits 2.7%
Australia 0.5%
National Australia Bank, 0.28%, 6/01/16		73,697,200	73,697,200
United States 2.2%
Bank of Montreal, 0.27%, 6/01/16		145,000,000	145,000,000
Royal Bank of Canada, 0.25%, 6/01/16		148,600,000	148,600,000
			293,600,000
Total Time Deposits (Cost $367,297,200)			367,297,200
Total Investments before Money Market Funds (Cost $12,865,246,546)			13,436,890,892
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$63,258,248) 0.5%
Money Market Funds 0.5%
United States 0.5%
[b,d] Institutional Fiduciary Trust Money Market Portfolio		63,258,248	63,258,248

Total Investments (Cost $12,928,504,794) 100.0%			13,500,149,140
Other Assets, less Liabilities 0.0%†			4,544,419
Net Assets 100.0%			$13,504,693,559

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is on loan at May 31, 2016.
b Non-income producing.
c See Note 5 regarding holdings of 5% voting securities.
d See Note 6 regarding investments in affiliated management investment companies.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2016 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m.

Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,887,984,747

Unrealized appreciation	$2,492,773,403
Unrealized depreciation	(1,880,609,010)
Net unrealized appreciation (depreciation)	$612,164,393

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2016, were as shown below.

	Number of Shares			Number of Shares		Value at
	Held at Beginning	Gross	Gross	Held at End of		End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		Period		Period	Income	Gain (Loss)
Non-Controlled Affiliates
Chesapeake Energy Corp.	13,972,030	20,102,160	(13,195,420)	20,878,770	$	- a	$-	$(108,649,572)
Navistar International Corp.	5,754,190	-	-	5,754,190		64,734,638	-	-
Total Non-Controlled Affiliates						$64,734,638	$-	$(108,649,572)
Total Affiliated Securities (Value is 0.48% of Net Assets)

[a]As of May 31, 2016, no longer an affiliate.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	53,424,958	1,069,209,425	(1,059,376,135)	63,258,248	$63,258,248	$ - $ -	$0.31

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments[a,b]	$13,069,593,692	$-	$-	$13,069,593,692
Short Term Investments	63,258,248	367,297,200	-	$430,555,448
Total Investments in Securities	$13,132,851,940	$367,297,200	$-	$13,500,149,140

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016